Digital Assets (Details) - Schedule of Company’s Digital Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Digital Assets [Line Items]
Digital assets	$ 43,978,454	$ 8,010,538	$ 3,926,824
Bitcoin [Member]
Schedule of Company’s Digital Assets [Line Items]
Digital assets	43,896,507	7,938,439
USDT [Member]
Schedule of Company’s Digital Assets [Line Items]
Digital assets	60,860	55,515
Others [Member]
Schedule of Company’s Digital Assets [Line Items]
Digital assets	$ 21,087	$ 16,584